SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Risk-free rate of return, minimum		0.84%
Contractual life of option		10 years
Expected term		6 years 3 months
Fair value per ordinary share		$ 3.08
Minimum
SHARE-BASED COMPENSATION
Estimated volatility rate, minimum	39.00%